Debt (Schedule of Long-term Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 2,214,350	$ 1,815,253
Subordinated Debentures Due 2042 [Member]
Debt Instrument [Line Items]
Borrowed Funds		400,000
Junior Subordinated Debentures Due 2065 [Member]
Debt Instrument [Line Items]
Borrowed Funds	318,729	318,727
Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Borrowed Funds		0
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Borrowed Funds		398,141
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Borrowed Funds		399,534
Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Borrowed Funds		298,851
Parent Company [Member]
Debt Instrument [Line Items]
Borrowed Funds	2,294,278	1,895,253
Parent Company [Member] | Subordinated Debentures Due 2042 [Member]
Debt Instrument [Line Items]
Borrowed Funds	400,000	400,000
Parent Company [Member] | Junior Subordinated Debentures Due 2065 [Member]
Debt Instrument [Line Items]
Borrowed Funds	398,657	398,727
Parent Company [Member] | Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Borrowed Funds	398,533	0
Parent Company [Member] | Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Borrowed Funds	398,362	398,141
Parent Company [Member] | Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Borrowed Funds	399,602	399,534
Parent Company [Member] | Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 299,124	$ 298,851